Description of the Plan (Details) - EBP 001	3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) fund	Dec. 31, 2025 USD ($) fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Maximum annual compensation to total compensation, percentage	20.00%
Matching percentage		100.00%
Participant compensation matched, percentage		10.00%
Minimum borrowing, amount	$ 1,000	$ 1,000
Maximum borrowing, amount	$ 50,000	$ 50,000
Maximum borrowing, to total account, percentage	50.00%	50.00%
Repayment period		5 years
Basis spread on variable rate		1.00%
Forfeited nonvested account, decrease from employer contribution		$ 500	$ 9
Forfeited nonvested account	$ 156,718	$ 156,718	$ 74,859
Mutual funds
EBP, Description of Plan [Line Items]
Number of investment funds | fund	28	28
Employer shares
EBP, Description of Plan [Line Items]
Number of investment funds | fund	2	2
Money market funds
EBP, Description of Plan [Line Items]
Number of investment funds | fund	1	1
Vested At Minimum $10,000
EBP, Description of Plan [Line Items]
Maximum borrowing, amount	$ 10,000	$ 10,000
Vested amount	$ 10,000	$ 10,000